Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables and other current assets
Trade receivables	€ 9,568	€ 32,471
Current Contingent Consideration Receivable	6,955	4,742
Prepayments	103	103
Other receivables	4,080	10,160
Trade and other receivables	20,706	47,476
Accrued income	1,392	835
Deferred Charges	5,610	30,214
Other current assets	7,002	31,049
Total trade and other receivables & other current assets	€ 27,708	€ 78,525